Cover - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-54028
Entity Registrant Name	MILLBURN MULTI-MARKETS FUND L.P.
Entity Central Index Key	0001468910
Entity Tax Identification Number	26-4038497
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o MILLBURN RIDGEFIELD CORPORATION
Entity Address, Address Line Two	55 West 46th Street
Entity Address, Address Line Three	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	332-7300
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		0
Documents Incorporated by Reference [Text Block]	Registrant’s Financial Statements for the years ended December 31, 2022 and 2021 and Report of Independent Registered Public Accounting Firm, the annual report to security holders for the fiscal year ended December 31, 2022, is incorporated by reference into Part II Item 8 and Part IV hereof and filed as an exhibit herewith.
ICFR Auditor Attestation Flag	false
Auditor Name	Deloitte & Touche LLP
Auditor Location	New York
Auditor Firm ID	34